Schedule of Investments (a)
July 31, 2020
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–36.95%
Advertising–0.21%
Interpublic Group of Cos., Inc. (The), 3.75%, 10/01/2021	$3,368,000	$3,494,015
Aerospace & Defense–0.65%
BAE Systems Holdings, Inc. (United Kingdom), 3.85%, 12/15/2025(b)	3,010,000	3,395,385
L3Harris Technologies, Inc., 3.85%, 06/15/2023	4,006,000	4,366,345
Northrop Grumman Corp., 4.75%, 06/01/2043	2,085,000	2,872,752
		10,634,482
Agricultural Products–0.24%
Bunge Ltd. Finance Corp., 3.50%, 11/24/2020	3,907,000	3,934,648
Airlines–0.33%
Delta Air Lines Pass Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028	3,787,000	3,637,450
United Airlines Pass Through Trust, Series 2019-2, Class AA, 2.70%, 05/01/2032	1,877,000	1,729,818
		5,367,268
Apparel Retail–0.83%
Ross Stores, Inc.,
3.38%, 09/15/2024	4,504,000	4,835,687
4.60%, 04/15/2025	4,153,000	4,783,306
4.70%, 04/15/2027	3,399,000	4,017,417
		13,636,410
Application Software–0.09%
Autodesk, Inc., 4.38%, 06/15/2025	1,265,000	1,445,880
Asset Management & Custody Banks–0.72%
Apollo Management Holdings L.P., 2.65%, 06/05/2030(b)	2,792,000	2,834,553
Bank of New York Mellon Corp. (The), Series G, 4.70%(c)	3,423,000	3,714,914
Blackstone Holdings Finance Co. LLC, 3.15%, 10/02/2027(b)	1,455,000	1,603,637
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/2029(b)	2,003,000	2,144,186
Northern Trust Corp., 3.38%, 05/08/2032	1,365,000	1,493,876
		11,791,166
Automobile Manufacturers–1.76%
Daimler Finance North America LLC (Germany), 2.55%, 08/15/2022(b)	4,072,000	4,212,481
General Motors Financial Co., Inc.,
4.20%, 11/06/2021	3,378,000	3,496,761
4.15%, 06/19/2023	3,739,000	3,945,265
Principal Amount		Value
Automobile Manufacturers–(continued)
Hyundai Capital America,
5.75%, 04/06/2023(b)	$4,184,000	$4,618,278
4.13%, 06/08/2023(b)	3,994,000	4,248,926
Nissan Motor Acceptance Corp., 3.65%, 09/21/2021(b)	4,145,000	4,177,517
Volkswagen Group of America Finance LLC (Germany), 4.00%, 11/12/2021(b)	3,991,000	4,157,966
		28,857,194
Automotive Retail–0.27%
Advance Auto Parts, Inc., 3.90%, 04/15/2030	4,054,000	4,475,476
Biotechnology–0.71%
AbbVie, Inc.,
3.85%, 06/15/2024(b)	4,417,000	4,897,261
2.95%, 11/21/2026(b)	1,609,000	1,777,238
4.05%, 11/21/2039(b)	1,835,000	2,250,586
Amgen, Inc., 3.15%, 02/21/2040	2,355,000	2,675,824
		11,600,909
Brewers–0.39%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
8.20%, 01/15/2039	2,362,000	3,919,300
4.35%, 06/01/2040	2,024,000	2,444,821
		6,364,121
Broadcasting–0.07%
Fox Corp., 3.05%, 04/07/2025	1,069,000	1,174,958
Building Products–0.56%
Carrier Global Corp.,
2.24%, 02/15/2025(b)	6,234,000	6,518,110
2.49%, 02/15/2027(b)	2,533,000	2,672,499
		9,190,609
Cable & Satellite–0.46%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.13%, 07/01/2049	1,085,000	1,332,721
Comcast Corp.,
4.00%, 03/01/2048	1,085,000	1,417,821
2.80%, 01/15/2051	2,907,000	3,171,450
Time Warner Cable LLC, 4.50%, 09/15/2042	1,369,000	1,584,380
		7,506,372
Data Processing & Outsourced Services–0.13%
Global Payments, Inc., 3.20%, 08/15/2029	1,942,000	2,172,549
Distillers & Vintners–0.23%
Pernod Ricard S.A. (France), 4.25%, 07/15/2022(b)	3,576,000	3,828,751

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Total Return Bond Fund

Principal Amount		Value
Diversified Banks–3.92%
Bank of America Corp.,
3.82%, 01/20/2028	$2,435,000	$2,787,631
2.59%, 04/29/2031	2,583,000	2,779,166
1.90%, 07/23/2031	7,612,000	7,761,406
BBVA USA, 2.50%, 08/27/2024	3,236,000	3,332,949
Citigroup, Inc.,
3.11%, 04/08/2026	3,565,000	3,881,534
4.41%, 03/31/2031	3,002,000	3,662,956
4.75%, 05/18/2046	1,470,000	1,968,950
Credit Agricole S.A. (France), 1.91%, 06/16/2026(b)	1,429,000	1,472,245
Danske Bank A/S (Denmark), 3.24%, 12/20/2025(b)	1,791,000	1,922,511
JPMorgan Chase & Co.,
3.80%, 07/23/2024	3,987,000	4,350,856
2.08%, 04/22/2026	4,636,000	4,866,265
2.96%, 05/13/2031	2,789,000	3,045,658
3.11%, 04/22/2041	2,885,000	3,282,535
Mitsubishi UFJ Financial Group, Inc. (Japan), 3.74%, 03/07/2029	2,310,000	2,676,276
Sumitomo Mitsui Financial Group, Inc. (Japan), 1.47%, 07/08/2025	2,365,000	2,418,893
Truist Bank, 2.64%, 09/17/2029	4,898,000	5,001,254
US Bancorp, 1.38%, 07/22/2030	3,052,000	3,092,826
Wells Fargo & Co.,
2.19%, 04/30/2026	1,343,000	1,403,332
3.07%, 04/30/2041	1,912,000	2,096,773
4.75%, 12/07/2046	1,898,000	2,505,625
		64,309,641
Diversified Capital Markets–0.73%
Credit Suisse AG (Switzerland), 3.63%, 09/09/2024	2,316,000	2,583,004
Credit Suisse Group AG (Switzerland), 4.19%, 04/01/2031(b)	2,616,000	3,061,519
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), 4.55%, 04/17/2026	1,892,000	2,211,758
UBS Group AG (Switzerland),
4.13%, 04/15/2026(b)	2,015,000	2,326,944
4.25%, 03/23/2028(b)	1,519,000	1,767,253
		11,950,478
Diversified Chemicals–0.28%
Dow Chemical Co. (The), 3.63%, 05/15/2026	2,562,000	2,860,333
Eastman Chemical Co., 3.50%, 12/01/2021	1,707,000	1,769,271
		4,629,604
Diversified Metals & Mining–0.39%
Anglo American Capital PLC (South Africa),
3.63%, 09/11/2024(b)	1,168,000	1,249,190
5.38%, 04/01/2025(b)	4,514,000	5,207,298
		6,456,488
Principal Amount		Value
Diversified REITs–0.20%
Brixmor Operating Partnership L.P.,
4.13%, 05/15/2029	$2,066,000	$2,213,562
4.05%, 07/01/2030	1,000,000	1,053,949
		3,267,511
Drug Retail–0.25%
Walgreen Co., 3.10%, 09/15/2022	3,888,000	4,088,179
Education Services–0.08%
Northwestern University, 2.64%, 12/01/2050	1,215,000	1,351,974
Electric Utilities–1.21%
AEP Texas, Inc., 3.95%, 06/01/2028(b)	2,489,000	2,926,619
EDP Finance B.V. (Portugal), 3.63%, 07/15/2024(b)	2,778,000	3,025,798
Emera US Finance L.P. (Canada), 2.70%, 06/15/2021	2,294,000	2,333,407
Enel Finance International N.V. (Italy), 2.88%, 05/25/2022(b)	3,815,000	3,943,351
FirstEnergy Corp.,
Series A, 1.60%, 01/15/2026	444,000	437,939
Series B, 3.90%, 07/15/2027	2,189,000	2,414,368
2.25%, 09/01/2030	693,000	688,233
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/2028(b)	2,354,000	2,652,312
Oklahoma Gas & Electric Co., 3.25%, 04/01/2030	1,293,000	1,471,527
		19,893,554
Electronic Components–0.10%
Corning, Inc., 5.45%, 11/15/2079	1,255,000	1,640,780
Electronic Manufacturing Services–0.22%
Jabil, Inc., 3.00%, 01/15/2031	3,574,000	3,633,216
Fertilizers & Agricultural Chemicals–0.09%
Nutrien Ltd. (Canada), 1.90%, 05/13/2023	1,361,000	1,405,671
Financial Exchanges & Data–0.07%
Moody’s Corp., 3.25%, 05/20/2050	1,029,000	1,184,721
Forest Products–0.16%
Georgia-Pacific LLC, 1.75%, 09/30/2025(b)	2,530,000	2,656,970
Gas Utilities–0.06%
East Ohio Gas Co. (The), 1.30%, 06/15/2025(b)	912,000	938,746
Health Care Equipment–0.22%
Becton, Dickinson and Co., 3.70%, 06/06/2027	2,046,000	2,342,589
Children’s Hospital Corp. (The), 2.59%, 02/01/2050	1,257,000	1,322,485
		3,665,074
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Total Return Bond Fund

Principal Amount		Value
Health Care REITs–0.60%
Healthcare Trust of America Holdings L.P., 3.50%, 08/01/2026	$2,754,000	$3,015,585
Healthpeak Properties, Inc., 3.00%, 01/15/2030	4,237,000	4,570,975
Welltower, Inc., 2.70%, 02/15/2027	2,079,000	2,209,156
		9,795,716
Health Care Services–0.44%
Cigna Corp., 4.13%, 11/15/2025	3,007,000	3,485,287
Fresenius Medical Care US Finance II, Inc. (Germany), 5.88%, 01/31/2022(b)	3,459,000	3,688,361
		7,173,648
Home Improvement Retail–0.18%
Lowe’s Cos., Inc., 4.50%, 04/15/2030	2,406,000	3,010,351
Homebuilding–0.31%
D.R. Horton, Inc., 4.75%, 02/15/2023	3,670,000	3,975,798
NVR, Inc., 3.00%, 05/15/2030	1,068,000	1,165,123
		5,140,921
Hotels, Resorts & Cruise Lines–0.08%
Choice Hotels International, Inc., 3.70%, 01/15/2031	1,173,000	1,230,102
Industrial Conglomerates–0.13%
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/2025	2,029,000	2,148,448
Integrated Telecommunication Services–1.15%
AT&T, Inc.,
4.30%, 02/15/2030	2,955,000	3,551,807
3.10%, 02/01/2043	3,660,000	3,764,062
4.35%, 06/15/2045	1,235,000	1,463,914
4.50%, 03/09/2048	1,715,000	2,099,273
3.50%, 02/01/2061	2,345,000	2,458,348
British Telecommunications PLC (United Kingdom), 4.50%, 12/04/2023	2,414,000	2,699,628
Verizon Communications, Inc., 4.52%, 09/15/2048	2,067,000	2,884,821
		18,921,853
Internet & Direct Marketing Retail–0.35%
Amazon.com, Inc., 0.80%, 06/03/2025	3,217,000	3,269,927
Expedia Group, Inc., 4.63%, 08/01/2027(b)	2,474,000	2,545,533
		5,815,460
Investment Banking & Brokerage–1.63%
Charles Schwab Corp. (The), Series G, 5.38%(c)	4,879,000	5,354,703
Goldman Sachs Group, Inc. (The),
3.50%, 04/01/2025	3,132,000	3,473,518
3.75%, 02/25/2026	1,928,000	2,186,645
3.50%, 11/16/2026	2,005,000	2,238,397
Principal Amount		Value
Investment Banking & Brokerage–(continued)
Morgan Stanley,
5.00%, 11/24/2025	$3,066,000	$3,655,425
2.19%, 04/28/2026	2,314,000	2,440,677
3.62%, 04/01/2031	3,003,000	3,518,937
Raymond James Financial, Inc.,
3.63%, 09/15/2026	1,810,000	2,044,800
4.65%, 04/01/2030	1,496,000	1,852,617
		26,765,719
Life & Health Insurance–1.41%
Athene Global Funding, 2.95%, 11/12/2026(b)	5,806,000	6,033,743
Athene Holding Ltd., 6.15%, 04/03/2030	3,308,000	3,939,553
Lincoln National Corp., 3.80%, 03/01/2028	2,237,000	2,567,093
Manulife Financial Corp. (Canada), 4.06%, 02/24/2032	2,268,000	2,424,583
Prudential Financial, Inc., 5.20%, 03/15/2044	3,594,000	3,802,457
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(b)	4,278,000	4,325,651
		23,093,080
Managed Health Care–0.18%
MultiCare Health System, 2.80%, 08/15/2050	2,735,000	2,869,231
Multi-Utilities–0.66%
Ameren Corp., 2.50%, 09/15/2024	2,845,000	3,049,816
CenterPoint Energy, Inc., 4.25%, 11/01/2028	1,737,000	2,071,517
Dominion Energy, Inc.,
2.72%, 08/15/2021(d)	2,666,000	2,723,420
Series C, 3.38%, 04/01/2030	2,523,000	2,922,576
		10,767,329
Office REITs–0.04%
Highwoods Realty L.P., 2.60%, 02/01/2031 REIT	723,000	726,180
Oil & Gas Exploration & Production–0.45%
Canadian Natural Resources Ltd. (Canada),
2.05%, 07/15/2025	5,583,000	5,714,583
2.95%, 07/15/2030	1,594,000	1,638,736
		7,353,319
Oil & Gas Storage & Transportation–1.90%
Energy Transfer Operating L.P., 4.25%, 03/15/2023	3,120,000	3,265,231
Enterprise Products Operating LLC, 4.20%, 01/31/2050	1,437,000	1,652,315
Kinder Morgan Energy Partners L.P., 5.80%, 03/01/2021	1,666,000	1,717,529
Kinder Morgan, Inc.,
2.00%, 02/15/2031	1,947,000	1,943,085
5.20%, 03/01/2048	1,463,000	1,881,422
3.25%, 08/01/2050	979,000	967,756
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Total Return Bond Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
MPLX L.P.,
1.41%, (3 mo. USD LIBOR + 1.10%), 09/09/2022(e)	$1,999,000	$1,980,914
4.25%, 12/01/2027	2,297,000	2,497,532
ONEOK, Inc.,
5.85%, 01/15/2026	1,122,000	1,288,274
6.35%, 01/15/2031	4,274,000	4,977,520
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028	2,041,000	2,247,615
Sunoco Logistics Partners Operations L.P., 4.00%, 10/01/2027	2,453,000	2,514,818
Williams Cos., Inc. (The), 3.70%, 01/15/2023	4,009,000	4,240,932
		31,174,943
Packaged Foods & Meats–1.10%
Conagra Brands, Inc.,
3.80%, 10/22/2021	3,284,000	3,416,279
4.60%, 11/01/2025	3,890,000	4,548,110
Mondelez International Holdings Netherlands B.V., 2.00%, 10/28/2021(b)	4,318,000	4,393,852
Smithfield Foods, Inc., 3.35%, 02/01/2022(b)	2,214,000	2,198,674
Tyson Foods, Inc., 3.90%, 09/28/2023	3,249,000	3,569,841
		18,126,756
Paper Packaging–0.22%
Packaging Corp. of America, 3.65%, 09/15/2024	3,287,000	3,620,665
Pharmaceuticals–1.41%
Bayer US Finance II LLC (Germany), 3.88%, 12/15/2023(b)	3,973,000	4,348,999
Merck & Co., Inc., 0.75%, 02/24/2026	2,135,000	2,168,560
Mylan, Inc., 3.13%, 01/15/2023(b)	3,944,000	4,169,504
Takeda Pharmaceutical Co. Ltd. (Japan),
2.05%, 03/31/2030	2,076,000	2,143,188
3.03%, 07/09/2040	1,368,000	1,492,447
3.18%, 07/09/2050	1,997,000	2,197,346
3.38%, 07/09/2060	2,901,000	3,240,780
Upjohn, Inc., 2.70%, 06/22/2030(b)	3,191,000	3,410,737
		23,171,561
Property & Casualty Insurance–0.60%
Arch Capital Group Ltd., 3.64%, 06/30/2050	1,730,000	1,975,685
CNA Financial Corp., 3.45%, 08/15/2027	2,752,000	3,068,775
Fidelity National Financial, Inc., 3.40%, 06/15/2030	2,146,000	2,336,743
W.R. Berkley Corp., 4.00%, 05/12/2050	2,088,000	2,453,366
		9,834,569
Railroads–0.21%
Union Pacific Corp., 2.15%, 02/05/2027	3,236,000	3,487,059
Principal Amount		Value
Regional Banks–1.81%
Citizens Financial Group, Inc., 2.50%, 02/06/2030	$3,128,000	$3,343,682
Fifth Third Bancorp, 2.55%, 05/05/2027	1,892,000	2,060,405
Fifth Third Bank N.A., 3.85%, 03/15/2026	1,784,000	2,045,356
Huntington Bancshares, Inc., 4.00%, 05/15/2025	3,984,000	4,537,819
KeyBank N.A., 3.40%, 05/20/2026	2,305,000	2,596,907
KeyCorp,
4.15%, 10/29/2025	1,303,000	1,513,173
2.25%, 04/06/2027	4,545,000	4,856,876
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/2027	2,833,000	3,223,821
Synovus Financial Corp., 3.13%, 11/01/2022	2,132,000	2,192,240
Truist Financial Corp., Series Q, 5.10%(c)	3,126,000	3,399,525
		29,769,804
Residential REITs–0.20%
Spirit Realty L.P., 3.20%, 01/15/2027	2,638,000	2,672,534
VEREIT Operating Partnership L.P., 3.40%, 01/15/2028	604,000	627,473
		3,300,007
Retail REITs–1.02%
Kimco Realty Corp., 2.70%, 10/01/2030	1,991,000	2,059,693
Kite Realty Group L.P., 4.00%, 10/01/2026	2,743,000	2,607,769
Realty Income Corp., 3.25%, 01/15/2031	2,639,000	2,967,103
Regency Centers L.P., 2.95%, 09/15/2029	2,883,000	3,023,430
Simon Property Group L.P.,
3.50%, 09/01/2025	938,000	1,034,767
2.65%, 07/15/2030	2,773,000	2,840,535
3.80%, 07/15/2050	2,066,000	2,277,308
		16,810,605
Semiconductor Equipment–0.22%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (Netherlands),
2.70%, 05/01/2025(b)	793,000	850,518
3.88%, 06/18/2026(b)	2,513,000	2,837,813
		3,688,331
Semiconductors–1.59%
Analog Devices, Inc., 2.95%, 04/01/2025	1,299,000	1,428,710
Broadcom, Inc.,
2.25%, 11/15/2023(b)	2,538,000	2,643,968
4.70%, 04/15/2025(b)	3,268,000	3,740,767
3.15%, 11/15/2025(b)	2,606,000	2,813,242
4.15%, 11/15/2030(b)	2,624,000	2,952,935
NXP B.V./NXP Funding LLC (Netherlands), 4.13%, 06/01/2021(b)	3,898,000	4,006,016
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Total Return Bond Fund

Principal Amount		Value
Semiconductors–(continued)
QUALCOMM, Inc.,
2.15%, 05/20/2030	$3,796,000	$4,069,164
3.25%, 05/20/2050	3,686,000	4,363,740
		26,018,542
Soft Drinks–0.25%
Keurig Dr Pepper, Inc., 4.06%, 05/25/2023	3,724,000	4,076,649
Specialized REITs–0.55%
American Tower Corp.,
3.00%, 06/15/2023	3,291,000	3,519,975
4.00%, 06/01/2025	2,064,000	2,360,456
1.30%, 09/15/2025	1,911,000	1,942,159
Crown Castle International Corp., 3.30%, 07/01/2030	1,082,000	1,225,703
		9,048,293
Systems Software–0.25%
Oracle Corp., 3.85%, 04/01/2060	3,262,000	4,095,819
Technology Hardware, Storage & Peripherals–0.45%
Apple, Inc., 4.38%, 05/13/2045	2,199,000	3,081,145
Dell International LLC/EMC Corp., 5.30%, 10/01/2029(b)	3,753,000	4,330,428
		7,411,573
Tobacco–0.75%
Altria Group, Inc., 3.49%, 02/14/2022	2,448,000	2,560,095
BAT International Finance PLC (United Kingdom), 3.25%, 06/07/2022(b)	3,872,000	4,050,631
Imperial Brands Finance PLC (United Kingdom), 3.75%, 07/21/2022(b)	3,943,000	4,124,102
Philip Morris International, Inc., 1.50%, 05/01/2025	1,562,000	1,616,744
		12,351,572
Trucking–0.88%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
3.65%, 07/29/2021(b)	1,372,000	1,408,978
4.00%, 07/15/2025(b)	1,877,000	2,107,415
3.40%, 11/15/2026(b)	3,207,000	3,506,439
Ryder System, Inc.,
2.50%, 09/01/2024	2,268,000	2,390,106
4.63%, 06/01/2025	3,231,000	3,707,185
3.35%, 09/01/2025	1,162,000	1,261,666
		14,381,789
Wireless Telecommunication Services–0.30%
T-Mobile USA, Inc.,
3.50%, 04/15/2025(b)	3,294,000	3,642,538
2.55%, 02/15/2031(b)	1,186,000	1,233,606
		4,876,144
Total U.S. Dollar Denominated Bonds & Notes (Cost $556,035,912)		606,603,453
Principal Amount		Value

Asset-Backed Securities–25.24%
Alternative Loan Trust, Series 2005-29CB, Class A4, 5.00%, 07/25/2035	$447,069	$372,343
American Credit Acceptance Receivables Trust,
Series 2017-4, Class D, 3.57%, 01/10/2024(b)	3,241,664	3,280,722
Series 2018-2, Class C, 3.70%, 07/10/2024(b)	2,499,209	2,518,423
Series 2018-3, Class D, 4.14%, 10/15/2024(b)	410,000	421,773
Series 2018-4, Class C, 3.97%, 01/13/2025(b)	2,935,000	2,981,173
Series 2019-3, Class C, 2.76%, 09/12/2025(b)	2,700,000	2,748,981
AmeriCredit Automobile Receivables Trust,
Series 2017-2, Class D, 3.42%, 04/18/2023	3,735,000	3,836,563
Series 2017-3, Class D, 3.18%, 07/18/2023	4,000,000	4,114,610
Series 2017-4, Class D, 3.08%, 12/18/2023	2,885,000	2,975,242
Series 2018-3, Class C, 3.74%, 10/18/2024	4,225,000	4,504,884
Series 2019-2, Class C, 2.74%, 04/18/2025	1,645,000	1,697,320
Series 2019-2, Class D, 2.99%, 06/18/2025	4,570,000	4,715,396
Series 2019-3, Class D, 2.58%, 09/18/2025	2,285,000	2,290,708
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.47%, 12/25/2059(b)	2,677,883	2,698,538
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)	7,306,558	7,339,659
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	303,347	296,953
Series 2007-C, Class 1A4, 4.00%, 05/20/2036	122,511	118,085
Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037	381,754	380,062
Bank, Series 2019-BNK16, Class XA, 0.96%, 02/15/2052	24,549,663	1,590,084
Bank of America Credit Card Trust, Series 2017-A2, Class A2, 1.84%, 01/17/2023	10,000,000	10,006,227
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 4.27% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(e)	303,531	301,848
Series 2006-1, Class A1, 3.84% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(e)	862,166	861,520
Benchmark Mortgage Trust, Series 2018-B1, Class XA, 0.52%, 01/15/2051	35,227,629	1,063,431
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Total Return Bond Fund

Principal Amount		Value

Capital Auto Receivables Asset Trust,
Series 2017-1, Class D, 3.15%, 02/20/2025(b)	$560,000	$570,269
Series 2018-2, Class B, 3.48%, 10/20/2023(b)	2,025,000	2,059,599
Series 2018-2, Class C, 3.69%, 12/20/2023(b)	1,950,000	1,997,906
Capital Lease Funding Securitization L.P., Series 1997-CTL1, Class IO, 1.51%, 06/22/2024(b)	29,496	411
CarMax Auto Owner Trust,
Series 2017-1, Class D, 3.43%, 07/17/2023	2,675,000	2,708,138
Series 2017-4, Class D, 3.30%, 05/15/2024	1,435,000	1,456,947
CCG Receivables Trust,
Series 2018-1, Class B, 3.09%, 06/16/2025(b)	1,320,000	1,340,829
Series 2018-2, Class C, 3.87%, 12/15/2025(b)	980,000	1,014,416
Series 2019-2, Class B, 2.55%, 03/15/2027(b)	1,845,000	1,867,849
Series 2019-2, Class C, 2.89%, 03/15/2027(b)	900,000	907,960
CD Mortgage Trust, Series 2017-CD6, Class XA, 0.95%, 11/13/2050	11,564,349	537,657
Chase Funding Trust, Series 2003-2, Class 2A2, 0.73% (1 mo. USD LIBOR + 0.56%), 02/25/2033(e)	362,314	333,653
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)	689,932	705,633
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 3.90%, 01/25/2036	739,045	699,244
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, 1.03%, 11/10/2046	12,789,638	359,373
Series 2014-GC21, Class AAB, 3.48%, 05/10/2047	1,176,062	1,225,172
Series 2017-C4, Class XA, 1.10%, 10/12/2050	30,679,271	1,722,997
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1, 3.88% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	1,493,911	1,476,358
CNH Equipment Trust,
Series 2017-C, Class B, 2.54%, 05/15/2025	960,000	970,300
Series 2019-A, Class A4, 3.22%, 01/15/2026	1,910,000	2,033,273
COLT Mortgage Loan Trust,
Series 2020-1, Class A1, 2.49%, 02/25/2050(b)	6,108,516	6,185,131
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)	3,699,076	3,742,637
COMM Mortgage Trust,
Series 2013-CR6, Class AM, 3.15%, 03/10/2046(b)	2,945,000	3,033,023
Series 2014-LC15, Class AM, 4.20%, 04/10/2047	2,865,000	3,094,504
Principal Amount		Value

Commercial Mortgage Trust,
Series 2012-CR5, Class XA, 1.52%, 12/10/2045	$11,761,010	$346,432
Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	874,566	910,760
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	5,720,000	6,212,422
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A7, 5.50%, 06/25/2035	897,036	853,851
CPS Auto Receivables Trust, Series 2018-B, Class B, 3.23%, 07/15/2022(b)	606,427	607,648
Credit Suisse Mortgage Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	727,559	587,081
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	10,613,000	11,563,341
Dell Equipment Finance Trust,
Series 2017-2, Class B, 2.47%, 10/24/2022(b)	251,852	252,121
Series 2018-1, Class B, 3.34%, 06/22/2023(b)	1,366,000	1,389,283
Series 2019-1, Class C, 3.14%, 03/22/2024(b)	5,330,000	5,389,675
Series 2019-2, Class D, 2.48%, 04/22/2025(b)	1,925,000	1,927,693
Drive Auto Receivables Trust,
Series 2016-CA, Class D, 4.18%, 03/15/2024(b)	1,226,340	1,241,967
Series 2017-1, Class D, 3.84%, 03/15/2023	3,609,303	3,661,374
Series 2018-1, Class D, 3.81%, 05/15/2024	2,545,000	2,601,992
Series 2018-2, Class D, 4.14%, 08/15/2024	3,655,000	3,791,215
Series 2018-3, Class D, 4.30%, 09/16/2024	3,340,000	3,460,749
Series 2018-5, Class C, 3.99%, 01/15/2025	3,380,000	3,473,468
Series 2019-1, Class C, 3.78%, 04/15/2025	5,345,000	5,490,314
DT Auto Owner Trust,
Series 2017-1A, Class D, 3.55%, 11/15/2022(b)	698,755	702,057
Series 2017-2A, Class D, 3.89%, 01/15/2023(b)	936,322	942,630
Series 2017-3A, Class D, 3.58%, 05/15/2023(b)	753,711	761,206
Series 2017-3A, Class E, 5.60%, 08/15/2024(b)	3,305,000	3,413,563
Series 2017-4A, Class D, 3.47%, 07/17/2023(b)	2,686,973	2,704,803
Series 2018-3A, Class B, 3.56%, 09/15/2022(b)	3,749,358	3,772,211
Series 2018-3A, Class C, 3.79%, 07/15/2024(b)	1,720,000	1,752,441
Element Rail Leasing I LLC, Series 2014-1A, Class A1, 2.30%, 04/19/2044(b)	245,588	246,469
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.01%, 06/25/2065(b)	1,682,886	1,691,836
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Total Return Bond Fund

Principal Amount		Value

Exeter Automobile Receivables Trust,
Series 2018-4A, Class B, 3.64%, 11/15/2022(b)	$1,139,764	$1,143,679
Series 2019-2A, Class C, 3.30%, 03/15/2024(b)	5,180,000	5,324,217
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 0.82% (1 mo. USD LIBOR + 0.65%), 11/25/2035(e)	586,137	283,831
Flagship Credit Auto Trust, Series 2016-1, Class C, 6.22%, 06/15/2022(b)	3,026,395	3,065,078
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A2, 0.77% (1 mo. USD LIBOR + 0.60%), 09/15/2024(e)	9,380,000	9,367,048
FREMF Mortgage Trust,
Series 2012-K23, Class C, 3.66%, 10/25/2045(b)	680,000	699,053
Series 2013-K25, Class C, 3.62%, 11/25/2045(b)	605,000	623,548
Series 2013-K26, Class C, 3.60%, 12/25/2045(b)	1,165,000	1,201,535
Series 2013-K27, Class C, 3.50%, 01/25/2046(b)	650,000	670,349
Series 2013-K28, Class C, 3.49%, 06/25/2046(b)	2,580,000	2,669,418
Series 2014-K714, Class C, 4.18%, 01/25/2047(b)	1,100,402	1,101,364
Series 2014-K715, Class C, 4.13%, 02/25/2046(b)	2,603,236	2,615,295
Series 2015-K44, Class B, 3.68%, 01/25/2048(b)	1,175,000	1,260,614
Series 2017-K62, Class B, 3.87%, 01/25/2050(b)	1,040,000	1,151,790
Series 2017-K724, Class B, 3.60%, 11/25/2023(b)	780,000	821,786
GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.82%, 07/15/2022(b)	660,765	662,782
GM Financial Automobile Leasing Trust, Series 2018-2, Class C, 3.50%, 04/20/2022	2,245,000	2,262,020
GS Mortgage Securities Trust,
Series 2012-GC6, Class A3, 3.48%, 01/10/2045	1,414,657	1,450,091
Series 2012-GC6, Class AS, 4.95%, 01/10/2045(b)	1,666,000	1,728,848
Series 2013-GC16, Class AS, 4.65%, 11/10/2046	974,215	1,055,729
Series 2013-GCJ12, Class AAB, 2.68%, 06/10/2046	297,266	301,430
Series 2014-GC18, Class AAB, 3.65%, 01/10/2047	940,439	974,667
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	3,780,000	4,055,931
GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 3.31%, 07/25/2035	168,399	167,229
HomeBanc Mortgage Trust, Series 2005-3, Class A2, 0.49% (1 mo. USD LIBOR + 0.31%), 07/25/2035(e)	118,265	118,490
Principal Amount		Value

JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-C16, Class AS, 4.52%, 12/15/2046	$3,490,000	$3,776,697
Series 2013-LC11, Class AS, 3.22%, 04/15/2046	1,722,000	1,779,484
Series 2014-C20, Class AS, 4.04%, 07/15/2047	3,950,000	4,281,663
Series 2016-JP3, Class A2, 2.43%, 08/15/2049	1,874,931	1,893,856
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 3.94%, 07/25/2035	513,030	500,739
Series 2018-8, Class A17, 4.00%, 01/25/2049(b)	835,000	841,444
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class AS, 4.07%, 11/15/2047	6,036,000	6,606,297
Series 2015-C27, Class XA, 1.17%, 02/15/2048	35,943,495	1,565,638
Series 2015-C28, Class AS, 3.53%, 10/15/2048	3,400,000	3,631,475
LB Commercial Conduit Mortgage Trust, Series 1998-C1, Class IO, 0.94%, 02/18/2030	30,857	0
Lehman Structured Securities Corp., Series 2002-GE1, Class A,0.00%, 07/26/2024(b)	12,043	7,785
Morgan Stanley BAML Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	6,222,000	6,460,328
Series 2014-C19, Class AS, 3.83%, 12/15/2047	5,035,000	5,427,407
Morgan Stanley Capital I Trust,
Series 2011-C2, Class A4, 4.66%, 06/15/2044(b)	1,723,661	1,769,243
Series 2017-HR2, Class XA, 0.79%, 12/15/2050	13,177,212	605,676
Mortgage-Linked Amortizing Notes, Series 2012-1, Class A10, 2.06%, 01/15/2022	2,007,705	2,052,569
Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, Class A, 0.80% (1 mo. USD LIBOR + 0.63%), 09/25/2023(b)(e)	1,830,000	1,829,505
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 1.29% (3 mo. USD LIBOR + 1.02%), 04/19/2030(b)(e)	5,054,000	4,967,526
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 1.53% (3 mo. USD LIBOR + 1.26%), 01/20/2033(b)(e)	5,076,061	4,987,230
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(b)	1,965,000	2,000,569
Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, 04/17/2037(b)	6,825,000	6,914,525
RALI Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	83,518	77,213
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Total Return Bond Fund

Principal Amount		Value

RBSSP Resecuritization Trust, Series 2010-1, Class 2A1, 4.22% (Acquired 02/25/2015; Cost $4,746), 07/26/2045(b)	$41,921	$42,298
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A28, 5.75%, 04/25/2037	431,555	412,365
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 02/25/2024(b)	2,547,840	2,589,570
Santander Drive Auto Receivables Trust,
Series 2017-1, Class E, 5.05%, 07/15/2024(b)	5,845,000	5,960,688
Series 2017-2, Class D, 3.49%, 07/17/2023	2,875,000	2,924,154
Series 2017-3, Class D, 3.20%, 11/15/2023	3,750,000	3,809,547
Series 2018-1, Class D, 3.32%, 03/15/2024	1,605,000	1,647,061
Series 2018-2, Class D, 3.88%, 02/15/2024	2,665,000	2,724,351
Series 2018-5, Class C, 3.81%, 12/16/2024	3,645,000	3,712,681
Series 2019-2, Class D, 3.22%, 07/15/2025	3,210,000	3,305,163
Series 2019-3, Class D, 2.68%, 10/15/2025	2,805,000	2,859,522
Santander Retail Auto Lease Trust, Series 2019-A, Class C, 3.30%, 05/22/2023(b)	5,160,000	5,250,859
Starwood Mortgage Residential Trust, Series 2020-1, Class A1, 2.28%, 02/25/2050(b)	3,626,486	3,663,855
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, 2.60% (3 mo. USD LIBOR + 1.29%), 04/18/2033(b)(e)	3,000,000	2,951,658
TICP CLO XV Ltd., Series 2020-15A, Class A, 2.92% (3 mo. USD LIBOR + 1.28%), 04/20/2033(b)(e)	4,685,000	4,574,168
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, 1.01%, 11/15/2050	19,938,170	1,020,755
United Auto Credit Securitization Trust, Series 2019-1, Class C, 3.16%, 08/12/2024(b)	2,475,000	2,497,244
Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(d)	7,446,557	7,565,920
Series 2020-1, Class A2, 2.64%, 01/25/2060(b)(d)	1,733,386	1,742,335
Series 2020-INV1, Class A1, 1.98%, 04/25/2060(b)	1,232,045	1,231,227
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 4.18%, 10/25/2033	384,166	378,284
Series 2005-AR14, Class 1A4, 3.82%, 12/25/2035	539,285	525,750
Series 2005-AR16, Class 1A1, 3.74%, 12/25/2035	505,810	490,183
Principal Amount		Value

Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS1, Class ASB, 2.93%, 05/15/2048	$4,669,219	$4,815,926
Series 2017-C42, Class XA, 0.89%, 12/15/2050	18,323,422	967,552
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Class A7, 4.00%, 11/25/2048(b)	144,583	145,006
Westlake Automobile Receivables Trust,
Series 2017-2A, Class E, 4.63%, 07/15/2024(b)	4,070,000	4,120,995
Series 2018-1A, Class D, 3.41%, 05/15/2023(b)	4,490,000	4,545,009
Series 2018-3A, Class B, 3.32%, 10/16/2023(b)	3,063,332	3,077,741
Series 2019-3A, Class C, 2.49%, 10/15/2024(b)	4,570,000	4,634,851
WFRBS Commercial Mortgage Trust,
Series 2011-C3, Class XA, 1.31%, 03/15/2044(b)	12,785,861	74,939
Series 2013-C14, Class AS, 3.49%, 06/15/2046	2,330,000	2,427,157
Series 2014-C20, Class AS, 4.18%, 05/15/2047	1,693,000	1,826,642
Series 2014-C25, Class AS, 3.98%, 11/15/2047	5,225,000	5,655,159
Series 2014-LC14, Class AS, 4.35%, 03/15/2047	2,174,838	2,354,096
World Financial Network Credit Card Master Trust,
Series 2015-B, Class A, 2.55%, 06/17/2024	10,000,000	10,006,999
Series 2018-A, Class A, 3.07%, 12/16/2024	7,965,000	8,060,704
Series 2018-B, Class A, 3.46%, 07/15/2025	3,870,000	3,979,626
Series 2018-C, Class A, 3.55%, 08/15/2025	7,920,000	8,168,829
Series 2019-A, Class A, 3.14%, 12/15/2025	1,150,000	1,182,702
Series 2019-B, Class A, 2.49%, 04/15/2026	4,555,000	4,686,064
Series 2019-C, Class A, 2.21%, 07/15/2026	3,910,000	4,001,420
Total Asset-Backed Securities (Cost $410,322,521)		414,270,172
U.S. Government Sponsored Agency Mortgage-Backed Securities–23.56%
Collateralized Mortgage Obligations–1.79%
Fannie Mae Interest STRIPS,
IO, 7.00%, 06/25/2023 to 04/25/2032	1,228,800	247,950
7.50%, 10/25/2023 to 11/25/2029	268,696	24,565
6.50%, 04/25/2029 to 02/25/2033	1,969,474	406,241
6.00%, 06/25/2033 to 03/25/2036	1,290,773	256,714
5.50%, 09/25/2033 to 06/25/2035	2,254,292	417,059
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Total Return Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Fannie Mae REMICs,
3.00%, 12/25/2020 to 11/25/2027	$2,803,196	$165,500
6.50%, 06/25/2023 to 10/25/2031	421,546	469,912
4.50%, 08/25/2025	91,520	94,622
5.50%, 12/25/2025 to 07/25/2046	6,030,658	4,956,840
7.00%, 07/25/2026 to 04/25/2033	760,790	185,028
4.00%, 08/25/2026 to 08/25/2047	6,084,087	425,638
6.00%, 11/25/2028	118,815	135,298
7.50%, 12/25/2029	839,566	976,146
1.17% (1 mo. USD LIBOR + 1.00%), 07/25/2032(e)	101,798	103,641
0.57% (1 mo. USD LIBOR + 0.40%), 03/25/2033(e)	27,980	27,925
13.76% (1 mo. USD LIBOR + 14.10%), 12/25/2033(e)	23,286	23,963
0.42% (1 mo. USD LIBOR + 0.25%), 08/25/2035(e)	111,987	111,766
23.57% (1 mo. USD LIBOR + 24.20%), 06/25/2036(e)	221,992	388,788
1.11% (1 mo. USD LIBOR + 0.94%), 06/25/2037(e)	112,025	114,436
1.50%, 01/25/2040	1,959,957	1,975,828
5.00%, 04/25/2040 to 09/25/2047	15,050,532	2,341,060
IO, 6.93%, 06/25/2023 to 11/25/2030	389,394	21,728
6.53%, 02/25/2024 to 05/25/2035	686,091	139,852
7.98% (1 mo. USD LIBOR + 8.15%), 04/25/2027(e)	103,098	18,363
9.62% (1 mo. USD LIBOR + 9.80%), 03/17/2031(e)	276	20
7.58%, 07/25/2031 to 02/25/2032	92,508	20,707
7.66% (1 mo. USD LIBOR + 7.85%), 11/18/2031(e)	82,657	17,593
7.73% (1 mo. USD LIBOR + 7.90%), 11/25/2031(e)	187,359	38,096
7.08% (1 mo. USD LIBOR + 7.25%), 01/25/2032(e)	149,072	31,295
7.78%, 01/25/2032 to 07/25/2032	283,588	54,016
7.93%, 02/25/2032 to 03/25/2032	38,009	6,843
1.00% (1 mo. USD LIBOR + 8.00%), 04/25/2032(e)	235,859	5,700
6.83%, 04/25/2032 to 09/25/2032	624,525	128,316
7.83%, 04/25/2032 to 12/25/2032	470,434	107,684
7.81% (1 mo. USD LIBOR + 8.00%), 12/18/2032(e)	288,296	68,544
7.91%, 12/18/2032	89,932	18,938
8.03% (1 mo. USD LIBOR + 8.20%), 01/25/2033(e)	382,341	93,454
8.08%, 02/25/2033 to 05/25/2033	301,738	73,678
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
7.38% (1 mo. USD LIBOR + 7.55%), 10/25/2033(e)	$320,162	$74,618
6.58% (6.75% - 1 mo. USD LIBOR), 03/25/2035(e)	139,636	24,773
6.43% (1 mo. USD LIBOR + 6.60%), 05/25/2035(e)	464,230	79,118
3.50%, 08/25/2035	6,772,397	817,349
5.93% (1 mo. USD LIBOR + 6.10%), 10/25/2035(e)	302,140	60,499
6.41% (1 mo. USD LIBOR + 6.58%), 06/25/2036(e)	22,228	4,521
5.88% (1 mo. USD LIBOR + 6.05%), 07/25/2038(e)	90,335	18,241
6.38% (6.55% - 1 mo. USD LIBOR), 10/25/2041(e)	657,342	139,329
5.98% (6.15% - 1 mo. USD LIBOR), 12/25/2042(e)	1,928,879	399,206
PO, 0.00%, 09/25/2023(f)	25,525	25,118
Freddie Mac Multifamily Structured Pass Through Ctfs.,
Series KC02, Class X1, 0.50%, 03/25/2024	76,550,402	950,113
Series KC03, Class X1, 0.63%, 11/25/2024	42,763,578	787,701
Series K734, Class X1, 0.65%, 02/25/2026	33,359,617	1,033,024
Series K735, Class X1, 1.10%, 05/25/2026	36,149,859	1,772,735
Series K093, Class X1, 0.95%, 05/25/2029	27,770,998	2,016,699
Freddie Mac REMICs,
3.00%, 12/15/2020 to 05/15/2040	9,075,645	555,223
1.50%, 07/15/2023	273,077	275,558
5.00%, 09/15/2023 to 06/15/2040	215,714	224,863
1.22% (1 mo. USD LIBOR + 1.05%), 10/15/2023(e)	188,810	188,649
6.50%, 02/15/2028 to 06/15/2032	1,234,735	1,418,706
6.00%, 04/15/2029	76,210	86,307
1.07% (1 mo. USD LIBOR + 0.90%), 07/15/2031(e)	81,796	82,958
7.00%, 03/15/2032	288,580	344,778
3.50%, 05/15/2032	262,745	282,251
1.17% (1 mo. USD LIBOR + 1.00%), 06/15/2032(e)	322,211	328,010
24.11% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(e)	62,794	106,862
0.57% (1 mo. USD LIBOR + 0.40%), 09/15/2035(e)	174,555	175,114
4.00%, 04/15/2040 to 03/15/2045	3,253,205	400,603
IO, 7.48%, 07/15/2026 to 03/15/2029	318,342	55,411
2.50%, 05/15/2028	1,752,636	95,328
7.53% (1 mo. USD LIBOR + 7.70%), 03/15/2029(e)	52,589	7,024
7.93% (1 mo. USD LIBOR + 8.10%), 09/15/2029(e)	13,650	2,759
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Total Return Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
7.58% (1 mo. USD LIBOR + 7.75%), 01/15/2032(e)	$198,811	$45,628
6.88% (1 mo. USD LIBOR + 7.05%), 10/15/2033(e)	404,808	84,843
6.53% (6.70% - 1 mo. USD LIBOR), 01/15/2035(e)	382,725	80,421
6.58% (6.75% - 1 mo. USD LIBOR), 02/15/2035(e)	311,875	63,085
6.55%, 05/15/2035	1,556,870	303,773
6.48% (1 mo. USD LIBOR + 6.65%), 07/15/2035(e)	346,357	118,164
6.83% (7.00% - 1 mo. USD LIBOR), 12/15/2037(e)	141,796	33,947
5.83% (1 mo. USD LIBOR + 6.00%), 04/15/2038(e)	56,289	10,515
5.90% (6.07% - 1 mo. USD LIBOR), 05/15/2038(e)	1,804,706	384,631
6.08% (1 mo. USD LIBOR + 6.25%), 12/15/2039(e)	462,406	93,452
5.93% (6.10% - 1 mo. USD LIBOR), 01/15/2044(e)	2,469,396	347,885
Freddie Mac STRIPS,
PO, 0.00%, 06/01/2026(f)	17,131	16,644
IO, 7.00%, 04/01/2027	133,709	19,357
3.00%, 12/15/2027	3,617,572	239,631
3.27%, 12/15/2027	956,201	51,477
6.50%, 02/01/2028	16,248	2,445
7.50%, 12/15/2029	35,461	6,989
6.00%, 12/15/2032	112,111	18,791
		29,448,873
Federal Home Loan Mortgage Corp. (FHLMC)–0.17%
6.50%, 04/01/2021 to 04/01/2034	138,592	155,523
7.00%, 07/01/2021 to 10/01/2037	1,255,786	1,466,863
9.00%, 08/01/2022 to 05/01/2025	1,883	2,048
6.00%, 07/01/2024 to 11/01/2037	115,156	131,225
5.50%, 09/01/2039	863,714	985,214
		2,740,873
Federal National Mortgage Association (FNMA)–6.50%
6.50%, 02/01/2021 to 11/01/2031	933,791	1,044,755
5.00%, 03/01/2021	9	10
8.50%, 07/01/2032	2,376	2,384
7.50%, 01/01/2033 to 08/01/2033	952,605	1,112,740
7.00%, 04/01/2033 to 04/01/2034	598,080	699,972
5.50%, 02/01/2035 to 05/01/2036	648,124	759,824
TBA, 3.50%, 08/01/2050(g)	97,660,000	102,985,523
		106,605,208
Principal Amount		Value
Government National Mortgage Association (GNMA)–4.61%
ARM 3.25%,(1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 07/20/2025 to 07/20/2027(e)	$2,799	$2,894
IO, 7.32% (7.50% - 1 mo. USD LIBOR), 02/16/2032(e)	104,523	319
6.37% (6.55% - 1 mo. USD LIBOR), 04/16/2037(e)	985,833	200,239
6.47% (6.65% - 1 mo. USD LIBOR), 04/16/2041(e)	2,911,833	539,519
4.50%, 09/16/2047	5,477,656	815,976
6.02% (6.20% - 1 mo. USD LIBOR), 10/16/2047(e)	5,521,741	994,789
TBA, 3.50%, 08/01/2050(g)	69,445,000	73,061,023
		75,614,759
Uniform Mortgage-Backed Securities–10.49%
TBA,
2.50%, 08/01/2035(g)	24,090,000	25,285,090
3.00%, 08/01/2035 to 08/01/2050(g)	139,055,000	146,965,438
		172,250,528
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $385,672,006)		386,660,241
U.S. Treasury Securities–8.32%
U.S. Treasury Bonds–2.28%
1.13%, 05/15/2040	7,389,000	7,585,848
2.00%, 02/15/2050	24,894,600	29,900,748
		37,486,596
U.S. Treasury Notes–6.04%
0.25%, 06/30/2025	24,708,200	24,751,150
0.50%, 06/30/2027	12,916,400	13,016,805
0.63%, 05/15/2030	60,900,000	61,403,139
		99,171,094
Total U.S. Treasury Securities (Cost $132,910,610)		136,657,690
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Total Return Bond Fund

Principal Amount		Value

Agency Credit Risk Transfer Notes–1.91%
Fannie Mae Connecticut Avenue Securities
Series 2014-C02, Class M2, 4.57% (1 mo. USD LIBOR + 4.40%), 01/25/2024(e)	$3,282,573	$2,651,456
Series 2014-C02, Class 1M2, 2.77% (1 mo. USD LIBOR + 2.60%), 05/25/2024(e)	3,754,441	2,843,353
Series 2014-C03, Class 2M2, 3.07% (1 mo. USD LIBOR + 2.90%), 07/25/2024(e)	1,048,438	882,768
Series 2014-C03, Class 1M2, 3.17% (1 mo. USD LIBOR + 3.00%), 07/25/2024(e)	3,523,174	2,802,802
Series 2014-C04, Class 2M2, 5.17% (1 mo. USD LIBOR + 5.00%), 11/25/2024(e)	3,323,937	3,386,174
Series 2016-C02, Class 1M2, 6.17% (1 mo. USD LIBOR + 6.00%), 09/25/2028(e)	3,380,247	3,498,158
Series 2016-C06, Class 1M2, 4.42% (1 mo. USD LIBOR + 4.25%), 04/25/2029(e)	4,187,976	4,310,603
Series 2017-C01, Class 1M2, 3.72% (1 mo. USD LIBOR + 3.55%), 07/25/2029(e)	2,604,165	2,645,755
Freddie Mac
Series 2014-DN1, Class M2, STACR®, 2.37% (1 mo. USD LIBOR + 2.20%), 02/25/2024(e)	215,705	216,332
Series 2014-DN3, Class M3, STACR®, 4.17% (1 mo. USD LIBOR + 4.00%), 08/25/2024(e)	2,109,367	2,137,456
Series 2018-HQA1, Class M2, STACR®, 2.47% (1 mo. USD LIBOR + 2.30%), 09/25/2030(e)	1,579,005	1,516,924
Series 2018-DNA2, Class M1, STACR®, 0.97% (1 mo. USD LIBOR + 0.80%), 12/25/2030(b)(e)	733,196	731,222
Series 2018-HRP2, Class M2, STACR®, 1.42% (1 mo. USD LIBOR + 1.25%), 02/25/2047(b)(e)	2,317,385	2,268,555
Series 2018-DNA3, Class M1, STACR®, 0.92% (1 mo. USD LIBOR + 0.75%), 09/25/2048(b)(e)	2,752	2,749
Series 2018-HQA2, Class M1, STACR®, 0.92% (1 mo. USD LIBOR + 0.75%), 10/25/2048(b)(e)	459,078	457,511
Series 2019-HRP1, Class M2, STACR®, 1.57% (1 mo. USD LIBOR + 1.40%), 02/25/2049(b)(e)	1,022,406	983,325
Total Agency Credit Risk Transfer Notes (Cost $35,121,048)		31,335,143
Principal Amount		Value

Municipal Obligations–1.09%
Auburn University, Series 2020 C, RB, 2.68%, 06/01/2050	$1,370,000	$1,402,085
Grand Parkway Transportation Corp., Series 2020, Ref. RB, 3.24%, 10/01/2052	4,655,000	4,954,829
Maryland (State of) Health & Higher Educational Facilities Authority (University of MD Medical System),
Series 2020 D, Ref. RB, 3.05%, 07/01/2040	1,375,000	1,425,971
Series 2020 D, Ref. RB, 3.20%, 07/01/2050	1,865,000	1,940,999
Massachusetts (Commonwealth of), Series 2020 C, Ref. GO Bonds, 2.51%, 07/01/2041	1,620,000	1,713,166
Texas (State of) Transportation Commission, Series 2020, Ref. GO Bonds, 2.56%, 04/01/2042	1,530,000	1,595,974
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041	4,965,000	4,912,669
Total Municipal Obligations (Cost $17,380,000)		17,945,693
Shares
Money Market Funds–22.72%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(h)(i)	130,537,698	130,537,698
Invesco Liquid Assets Portfolio, Institutional Class, 0.22%(h)(i)	93,160,326	93,216,222
Invesco Treasury Portfolio, Institutional Class, 0.07%(h)(i)	149,185,940	149,185,940
Total Money Market Funds (Cost $372,940,234)		372,939,860
TOTAL INVESTMENTS IN SECURITIES–119.79% (Cost $1,910,382,331)		1,966,412,252
OTHER ASSETS LESS LIABILITIES—(19.79)%		(324,920,292)
NET ASSETS–100.00%		$1,641,491,960
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Total Return Bond Fund

Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
CLO	– Collateralized Loan Obligation
Ctfs.	– Certificates
GO	– General Obligation
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
PO	– Principal only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $345,232,023, which represented 21.03% of the Fund’s Net Assets.
(c)	Perpetual bond with no specified maturity date.
(d)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2020.
(f)	Zero coupon bond issued at a discount.
(g)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(h)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$285,092,145	$(154,554,447)	$-	$-	$130,537,698	$20,629
Invesco Liquid Assets Portfolio, Institutional Class	488,172,801	934,448,016	(1,329,633,495)	152,355	76,545	93,216,222	3,337,695
Invesco Treasury Portfolio, Institutional Class	-	325,819,594	(176,633,654)	-	-	149,185,940	21,409
Total	$488,172,801	$1,545,359,755	$(1,660,821,596)	$152,355	$76,545	$372,939,860	$3,379,733

(i)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	1,991	September-2020	$439,979,893	$447,963	$447,963
U.S. Treasury 5 Year Notes	783	September-2020	98,755,875	203,654	203,654
U.S. Treasury 10 Year Notes	92	September-2020	12,887,188	(1,633)	(1,633)
U.S. Treasury Long Bonds	152	September-2020	27,706,750	617,856	617,856
U.S. Treasury Ultra Bonds	522	September-2020	118,852,875	4,834,810	4,834,810
Subtotal—Long Futures Contracts				6,102,650	6,102,650
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Notes	556	September-2020	(77,883,438)	(687,491)	(687,491)
U.S. Treasury 10 Year Ultra Bonds	360	September-2020	(57,330,000)	(674,372)	(674,372)
Subtotal—Short Futures Contracts				(1,361,863)	(1,361,863)
Total Futures Contracts				$4,740,787	$4,740,787
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Total Return Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$606,603,453	$—	$606,603,453
Asset-Backed Securities	—	414,270,172	—	414,270,172
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	386,660,241	—	386,660,241
U.S. Treasury Securities	—	136,657,690	—	136,657,690
Agency Credit Risk Transfer Notes	—	31,335,143	—	31,335,143
Municipal Obligations	—	17,945,693	—	17,945,693
Money Market Funds	372,939,860	—	—	372,939,860
Total Investments in Securities	372,939,860	1,593,472,392	—	1,966,412,252
Other Investments - Assets*
Futures Contracts	6,104,283	—	—	6,104,283
Other Investments - Liabilities*
Futures Contracts	(1,363,496)	—	—	(1,363,496)
Total Other Investments	4,740,787	—	—	4,740,787
Total Investments	$377,680,647	$1,593,472,392	$—	$1,971,153,039

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Significant Event
Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer Total Return Bond Fund to Invesco Total Return Bond Fund.
Invesco Oppenheimer Total Return Bond Fund